Shareholders' equity and share-based payments - Other comprehensive income items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity and share-based payments
Actuarial gains and losses	$ 823	$ (371)	$ 557
Tax effect	(390)	55	(278)
Currency translation adjustment generated by the parent company	9,316	(1,548)	(7,268)
Items not potentially reclassified to profit and loss	9,749	(1,864)	(6,989)
Currency translation adjustment	(2,578)	(1,098)	2,456
Unrealized gain/(loss) of the period	(2,408)	(543)	3,032
Less gain/(loss) included in net income	170	555	576
Available for sale financial assets	7	4	9
Unrealized gain/(loss) of the period	7	4	10
Less gain/(loss) included in net income			1
Cash flow hedge	324	239	(185)
Unrealized gain/(loss) of the period	584	186	(390)
Less gain/(loss) included in net income	260	(53)	(205)
Share of other comprehensive income of equity affiliates, net amount	(677)	935	120
Unrealized gain/(loss) of the period	(655)	933	118
Less gain/(loss) included in net income	22	(2)	(2)
Other		1	1
Tax effect	(100)	(76)	53
Sub-total items potentially reclassifiable to profit & loss	(3,024)	5	2,454
Total other comprehensive income, net amount	$ 6,725	$ (1,859)	$ (4,535)